FAIR VALUE MEASUREMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
FAIR VALUE MEASUREMENTS
Impairment loss of goodwill	¥ 957,605	$ 134,876	¥ 0	¥ 0
Impairment of property and equipment			¥ 0	¥ 0